Postretirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures
Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2011	2010	2011	2010
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.92%	5.58%	4.89%	5.48%
Non-U.S. discount rate	2.89%	2.79%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.18%	3.24%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.58%	5.61%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. long-term rate of return on plan assets	6.25%	6.50%	5.50%	6.00%
Non-U.S. long-term rate of return on plan assets	4.17%	4.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2011	2010	2011	2010	2011	2010
Equity securities	35%	35%	48%	49%	32%	49%
Fixed income securities	63%	60%	41%	41%	66%	50%
Cash equivalents	2%	5%	11%	10%	2%	1%

None
Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2011	2010	2011	2010	2011	2010
Change in plan benefit obligation:
Benefit obligation at beginning of year	$880	$860	$473	$472	$2,217	$1,945
Service cost	22	20	4	4	41	37
Interest cost	46	45	25	26	69	62
Participant contributions	—	—	18	17	1	3
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Medicare subsidy	—	—	4	3	—	—
Actuarial (gain) loss	61	92	19	(4)	91	132
Settlements	—	(131)	—	—	(1)	—
Curtailments	(2)	—	4	—	(3)	—
Assumed with National acquisition	—	—	—	—	301	—
Special termination benefits	4	—	—	—	—	—
Plan amendments	—	—	17	—	—	(1)
Effects of exchange rate changes	—	—	—	—	104	109
Benefit obligation at end of year (BO)	$959	$880	$521	$473	$2,748	$2,217

Change in plan assets:
Fair value of plan assets at beginning of year	$833	$859	$404	$374	$1,835	$1,672
Actual return on plan assets	106	76	6	25	53	95
Employer contributions (funding of qualified plans)	25	30	46	33	72	53
Employer contributions (payments for non-qualified plans)	2	5	—	—	—	—
Participant contributions	—	—	18	17	1	3
Assumed with National acquisition	—	—	—	—	235	—
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Settlements	—	(131)	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	88	82
Fair value of plan assets at end of year (FVPA)	$914	$833	$431	$404	$2,211	$1,835
Funded status (FVPA – BO) at end of year	$(45)	$(47)	$(90)	$(69)	$(537)	$(382)

Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$22	$20	$20	$4	$4	$4	$41	$37	$40
Interest cost	46	45	49	25	26	26	69	62	62
Expected return on plan assets	(45)	(49)	(49)	(21)	(23)	(28)	(83)	(73)	(69)
Amortization of prior service cost (credit)	1	1	1	2	2	2	(4)	(3)	(3)
Recognized net actuarial loss	23	22	18	13	12	8	40	30	34
Net periodic benefit cost	47	39	39	23	21	12	63	53	64

Settlement charges (a)	—	37	13	—	—	—	—	—	15
Curtailment charges (credits)	—	—	—	5	—	2	2	—	(9)
Special termination benefit charges	4	—	6	—	—	—	—	—	3
Total, including charges	$51	$76	$58	$28	$21	$14	$65	$53	$73
(a) Includes restructuring and non-restructuring related settlement charges.
The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2011 and 2010:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2009	$34	$49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	34	51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	$35	$18

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

The tables below set forth the fair value of our plan assets as of December 31, 2011 and 2010, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market funds	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Money market funds	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2011	2010
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2017	2016

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2012	$160	$35	$(4)	$77
2013	92	37	(4)	80
2014	91	39	(4)	82
2015	94	41	(2)	89
2016	95	43	(2)	92
2017–2021	451	213	(10)	525

The amounts recorded in AOCI for the years ended December 31, 2011 and 2010, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)
Changes in AOCI by category in 2011
Annual adjustments	(3)	—	34	17	158	(3)	189	14
Reclassification of recognized transactions	(23)	(1)	(12)	(4)	(40)	3	(75)	(2)
Less tax expense (benefit)	9	—	(8)	(5)	(39)	—	(38)	(5)
Total change to AOCI in 2011	(17)	(1)	14	8	79	—	76	7
AOCI balance, December 31, 2011 (net of tax)	$140	$—	$140	$14	$500	$(23)	$780	$(9)